Earnings (Losses) per share - Schedule of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Profit used to determine diluted earnings per share (in € thousand)	€ (115,192)	€ (12,247)	€ (101,429)
Weighted average number of outstanding shares for diluted earnings (losses) per share ( in shares)	168,179,263	145,705,876	138,624,381
Diluted earnings (losses) from continuing operations per share (in euro per share)	€ (0.68)	€ (0.08)	€ (0.73)
Share options
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	4,704,464	1,627,520	2,861,904